Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (Detail) - CIESOP [member]	12 Months Ended
	Mar. 31, 2020 shares ₨ / shares	Mar. 31, 2019 shares ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	6,477,059	7,130,625
Granted during the year
Expired during the year	(658,663)	(90,896)
Exercised during the year		(235,169)
Forfeited / cancelled during the year	(476,656)	(327,501)
Options outstanding, Ending balance	5,341,740	6,477,059
Exercisable at the end of the year	5,341,740	6,477,059
Outstanding at the beginning of the year | ₨ / shares	₨ 279.2	₨ 275.5
Expired during the year | ₨ / shares	200.1	187.0
Exercised during the year | ₨ / shares		189.0
Forfeited / cancelled during the year | ₨ / shares	288	287.2
Outstanding at the end of the year | ₨ / shares	288.2	279.2
Exercisable at the end of the year | ₨ / shares	₨ 288.2	₨ 279.2